Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Document period end date	Dec. 31, 2012
Amendment flag	false
Entity central index key	0001489393
Entity registrant name	LyondellBasell Industries N.V.